CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ 226,630	$ 32,555	¥ 19,650	¥ (86,955)
Other comprehensive (loss) income, net of tax:
Change in cumulative foreign currency translation adjustments	9,219	1,324	10	(39)
Unrealized gains on available-for-sale investments (net of tax effect of nil, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively)	18,839	2,706	231	24
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of nil, nil and nil for the years ended December 31, 2017, 2018 and 2019, respectively)	(11,395)	(1,637)	0	0
Total comprehensive (loss) income attributable to GSX Techedu Inc.	¥ 243,293	$ 34,948	¥ 19,891	¥ (86,970)